Share - Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 6,366	$ 5,631	$ 5,125
SARs and options [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	2,058	2,473	3,020
Performance shares [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	1,983	1,705	1,076
Restricted stock and Restricted Stock units [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 2,325	$ 1,453	$ 1,029